Income taxes (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	$ 4,905	$ 4,513	$ (720)	$ 9,417	$ (640)	$ (4,259)
Income tax	$ (2,962)	$ (2,659)	$ 469	$ (5,620)	$ (316)	$ (1,237)
Effective tax rate	60.40%	58.90%	65.20%	59.70%	(49.50%)	(29.00%)